                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                                    811-2849

Exact name of registrant as specified in charter:                      Oppenheimer High Yield Fund

Address of principal executive offices:                                6803 South Tucson Way
                                                                       Centennial, CO 80112

Name and address of agent for service:                                 Two World Financial Center
                                                                       225 Liberty Street
                                                                       New York, NY 10281-1008

Registrant's telephone number, including area code:                    303-768-3200

Date of fiscal year end:                                               6/30

Date of reporting period:                                              07/01/2006-06/30/2007

Item 1.           Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02849
Reporting Period: 07/01/2006 - 06/30/2007
Oppenheimer High Yield Fund

========================= OPPENHEIMER HIGH YIELD FUND ==========================

ADELPHIA COMMUNICATIONS CORP.

Ticker:       ADELQ          Security ID:  006848AP0
Meeting Date: SEP 12, 2006   Meeting Type: Written Consent
Record Date:  MAY 1, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     POTENTIAL ARAHOVA SETTLEMENT              None      Did Not    Management
                                                          Vote
2     POTENTIAL FRONTIERVISION HOLDCO           None      Did Not    Management
      SETTLEMENT                                          Vote
3     POTENTIAL OLYMPUS PARENT SETTLEMENT       None      Did Not    Management
                                                          Vote
4     INTER-CREDITOR DISPUTE HOLDBACK           None      Did Not    Management
                                                          Vote

--------------------------------------------------------------------------------

ADELPHIA COMMUNICATIONS CORP.

Ticker:       ADELQ          Security ID:  006848AU9
Meeting Date: SEP 12, 2006   Meeting Type: Written Consent
Record Date:  MAY 1, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     POTENTIAL ARAHOVA SETTLEMENT              None      Did Not    Management
                                                          Vote
2     POTENTIAL FRONTIERVISION HOLDCO           None      Did Not    Management
      SETTLEMENT                                          Vote
3     POTENTIAL OLYMPUS PARENT SETTLEMENT       None      Did Not    Management
                                                          Vote
4     INTER-CREDITOR DISPUTE HOLDBACK           None      Did Not    Management
                                                          Vote

--------------------------------------------------------------------------------

ADELPHIA COMMUNICATIONS CORP.

Ticker:       ADELQ          Security ID:  006848AW5
Meeting Date: SEP 12, 2006   Meeting Type: Written Consent
Record Date:  MAY 1, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     POTENTIAL ARAHOVA SETTLEMENT              None      Did Not    Management
                                                          Vote
2     POTENTIAL FRONTIERVISION HOLDCO           None      Did Not    Management
      SETTLEMENT                                          Vote
3     POTENTIAL OLYMPUS PARENT SETTLEMENT       None      Did Not    Management
                                                          Vote
4     INTER-CREDITOR DISPUTE HOLDBACK           None      Did Not    Management
                                                          Vote

--------------------------------------------------------------------------------

ADELPHIA COMMUNICATIONS CORP.

Ticker:       ADELQ          Security ID:  006848BF1
Meeting Date: SEP 12, 2006   Meeting Type: Written Consent
Record Date:  MAY 1, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     POTENTIAL ARAHOVA SETTLEMENT              None      Did Not    Management
                                                          Vote
2     POTENTIAL FRONTIERVISION HOLDCO           None      Did Not    Management
      SETTLEMENT                                          Vote
3     POTENTIAL OLYMPUS PARENT SETTLEMENT       None      Did Not    Management
                                                          Vote
4     INTER-CREDITOR DISPUTE HOLDBACK           None      Did Not    Management
                                                          Vote

--------------------------------------------------------------------------------

ADELPHIA COMMUNICATIONS CORP.

Ticker:       ADELQ          Security ID:  006848BJ3
Meeting Date: SEP 12, 2006   Meeting Type: Written Consent
Record Date:  MAY 1, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     POTENTIAL ARAHOVA SETTLEMENT              None      Did Not    Management
                                                          Vote
2     POTENTIAL FRONTIERVISION HOLDCO           None      Did Not    Management
      SETTLEMENT                                          Vote
3     POTENTIAL OLYMPUS PARENT SETTLEMENT       None      Did Not    Management
                                                          Vote
4     INTER-CREDITOR DISPUTE HOLDBACK           None      Did Not    Management
                                                          Vote

--------------------------------------------------------------------------------

ALAMOSA (DELAWARE), INC.

Ticker:                      Security ID:  011588AE0
Meeting Date: AUG 25, 2006   Meeting Type: Written Consent
Record Date:  AUG 7, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     PROPOSAL AMENDMENT                        None      Did Not    Management
                                                          Vote

--------------------------------------------------------------------------------

ALAMOSA (DELAWARE), INC.

Ticker:                      Security ID:  011588AH3
Meeting Date: AUG 25, 2006   Meeting Type: Written Consent
Record Date:  AUG 7, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     PROPOSAL AMENDMENT                        None      Did Not    Management
                                                          Vote

--------------------------------------------------------------------------------

INLAND FIBER GROUP, INC

Ticker:                      Security ID:  45734SAA4
Meeting Date: NOV 2, 2006    Meeting Type: Written Consent
Record Date:  SEP 25, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE FIRST AMENDED JOINT PLAN OF           For       For        Management
      REORGANIZATION

--------------------------------------------------------------------------------

IPCS INC.

Ticker:       IPCS           Security ID:  44980Y305
Meeting Date: SEP 28, 2006   Meeting Type: Annual
Record Date:  AUG 23, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Timothy M. Yager           For       For        Management
1.2   Elect Director Timothy G. Biltz           For       For        Management
1.3   Elect Director Jeffrey W. Jones           For       For        Management
1.4   Elect Director Robert A. Katz             For       For        Management
1.5   Elect Director Ryan L. Langdon            For       For        Management
1.6   Elect Director Richard S. Parisi          For       For        Management
1.7   Elect Director Kevin M. Roe               For       For        Management
2     Amend Omnibus Stock Plan                  For       For        Management
3     Amend Omnibus Stock Plan                  For       For        Management
4     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

NEXTEL PARTNERS, INC.

Ticker:                      Security ID:  65333FAR8
Meeting Date: NOV 2, 2006    Meeting Type: Written Consent
Record Date:  SEP 29, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE ADOPTION OF CERTAIN PROPOSED          None      Did Not    Management
      AMENDMENTS TO THE INDENTURES.                       Vote

--------------------------------------------------------------------------------

UBIQUITEL OPERATING COMPANY

Ticker:                      Security ID:  90348AAG4
Meeting Date: NOV 2, 2006    Meeting Type: Written Consent
Record Date:  SEP 29, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     THE ADOPTION OF CERTAIN PROPOSED          None      Did Not    Management
      AMENDMENTS TO THE INDENTURES.                       Vote
========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):               Oppenheimer High Yield Fund

By (Signature and Title)*:  /s/ John V. Murphy
                            ------------------
                            John V. Murphy, President

Date:  August 17, 2007

*By:   /s/ Randy Legg
       --------------
       Randy Legg, Attorney in Fact